Land Use Rights, Net - Schedule of Amortization Expenses For Future Periods (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	¥ 34,400
2027	34,400
2028	34,400
2029	34,400
2030	34,400
Thereafter	656,467
Net carrying amount	¥ 828,467	¥ 862,867